Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of Composition of Intangible Assets
		Dec. 31, 2025			Dec. 31, 2024
	Historical cost	Accumulated amortization	Net value	Historical cost	Accumulated amortization	Net value
In service
Useful life defined
Temporary easements	15	(8)	7	15	(8)	7
Onerous concession	14	(11)	3	14	(11)	3
Assets of concession	29,740	(12,509)	17,231	27,594	(11,766)	15,828
Assets of concession - GSF	1,230	(605)	625	1,031	(467)	564
Others	333	(100)	233	174	(90)	84
	31,332	(13,233)	18,099	28,828	(12,342)	16,486
In progress	448	-	448	320	-	320
Net intangible assets	31,780	(13,233)	18,547	29,148	(12,342)	16,806

Schedule of Changes in Intangible Assets
	Dec. 31, 2024	Additions	Business Combination	Disposals	Amortization	Transfers (1)	Dec. 31, 2025
In service
Useful life defined
Temporary easements	7	-	-	-	-	-	7
Onerous concession	3	-	-	-	-	-	3
Assets of concession	15,828	2	-	(132)	(1,133)	2,666	17,231
Assets of concession - GSF	564	199	-	-	(138)	-	625
Others	84	1	192	(38)	(11)	5	233
	16,486	202	192	(170)	(1,282)	2,671	18,099
In progress	320	176	-	-	-	(48)	448
Net intangible assets	16,806	378	192	(170)	(1,282)	2,623	18,547

(1)	The transfers were made between concession contract assets to Intangible assets: in 2025 of R$0 (R$2,517 in 2024).

	Dec. 31, 2023	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2024
In service
Useful life defined
Temporary easements	8	-	-	(1)	-	7
Onerous concession	4	-	-	(1)	-	3
Assets of concession	14,284	24	(62)	(1,000)	2,582	15,828
Assets of concession - GSF	697	-	-	(133)	-	564
Other	60	10	-	(11)	25	84
	15,053	34	(62)	(1,146)	2,607	16,486
In progress	196	214	-	-	(90)	320
Net intangible assets	15,249	248	(62)	(1,146)	2,517	16,806

(1)	The transfers were made between concession contract assets to Intangible assets: R$2,517 in 2024 (R$1,590 in 2023).

	Dec. 31, 2022	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81)	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Other	15	26	(10)	(5)	34	60
	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196
Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

(1)	The main transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).

Schedule of Amortization Rates

The main amortization rates are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.09% and by activities is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
20.75%	5.78%	3.41%	3.94%	15.46%

Schedule of Power Plant Offer for Tender
Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157
Total	1,323